Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	$ 1,341	$ 2,421
Insurance commission receivables	1,682	1,436
Prepaid expenses	681	812
Other miscellaneous assets	7,477	5,457
Other assets, total	$ 11,181	$ 10,126